Income Tax - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Line Items]
Prior Years Tax adjustments	€ 215	€ (6,544)	€ 918
Tax accrual related to ongoing tax audit of prior period		€ 900
Effective income tax rate	23.78%	18.96%	18.40%
Tax grants/not taxable items	€ 8,477	€ (1,157)	€ (2,146)
Unrecognized tax losses	7,978	3,800
Swissfillon AG
Income Tax [Line Items]
Gain on sale of minority interest		12,258
ACE Effect
Income Tax [Line Items]
Tax grants/not taxable items	(2,216)
Various Tax Grants/Benefits
Income Tax [Line Items]
Tax grants/not taxable items	(920)
Equity Movements Due to Early Termination of Incentive Plans
Income Tax [Line Items]
Release of deferred tax assets		2,421
Italy
Income Tax [Line Items]
Prior Years Tax adjustments		€ 7,559
Tax grants/not taxable items	(1,641)
Italy | Nuova Ompi S.r.l.
Income Tax [Line Items]
Tax grants/not taxable items	€ (3,700)